Unaudited Condensed Consolidated Statements of Changes in Equity - CNY (¥) ¥ in Thousands	Class A ordinary shares [member]	Class B ordinary shares [member]	Ordinary shares [member]	Series Seed-1 Preferred Shares [member]	Series Seed-2 Preferred Shares [member]	Series A Preferred Shares [member]	Share premium [member]	Share- based compensation reserve [member]	Translation reserve [member]	Other reserves [member]	Accumulated losses [member]	Treasury shares [member]	Total
Beginning balance at Dec. 31, 2023			¥ 8	¥ 5	¥ 4	¥ 6	¥ 1,104,120	¥ 1,330,478	¥ (234,647)	¥ 1,014,320	¥ (6,114,544)	¥ (151,668)	¥ (3,051,918)
Loss for the period											(881,700)		(881,700)
Foreign currency translation adjustment, net of nil income taxes									(33,782)				(33,782)
Total comprehensive income for the period									(33,782)		(881,700)		(915,482)
Cancellation of other financial instruments issued to an investor										4,526			4,526
Share-based compensation expenses								291,900					291,900
Changes in Equity								291,900		4,526			296,426
Ending balance at Jun. 30, 2024			¥ 8	¥ 5	¥ 4	¥ 6	1,104,120	1,622,378	(268,429)	1,018,846	(6,996,244)	¥ (151,668)	(3,670,974)
Beginning balance at Dec. 31, 2024	¥ 54	¥ 4					12,750,598	2,124,150	(196,283)	1,018,848	(8,631,352)		7,066,019
Loss for the period											(791,517)		(791,517)
Foreign currency translation adjustment, net of nil income taxes									(29,075)				(29,075)
Total comprehensive income for the period									(29,075)		(791,517)		(820,592)
Share-based compensation expenses								219,522					219,522
Issuance of Class A ordinary shares to settle vested RSUs	3						(3)
Class A ordinary shares issued to depositary bank	4						(4)
Issuance of Class A ordinary shares for exercise of share options	1						49,652						49,653
Withholding of vested RSUs to satisfy income tax requirements upon settlement of vested RSUs								(50,846)					(50,846)
Changes in Equity	8						49,645	168,676					218,329
Ending balance at Jun. 30, 2025	¥ 62	¥ 4					¥ 12,800,243	¥ 2,292,826	¥ (225,358)	¥ 1,018,848	¥ (9,422,869)		¥ 6,463,756